UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Sarofim Equity Fund

Ticker: SRFMX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Retail Class of the Sarofim Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.sarofim.com/u-s-mutual-funds/. You can also request this information by contacting us at 1-855-727-6346.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sarofim Equity Fund, Retail Class	$74	0.70%

How did the Fund perform in the last year?

The S&P 500 Index advanced 17.88% in 2025 to reach new record highs; however, these strong gains mask periods of heightened volatility during the year, which were driven by policy and economic uncertainty. Announced U.S. import tariff policies triggered a global equity sell-off in April over fears that trade wars could derail economic growth. However, markets recovered and became more risk-seeking throughout the year as investors welcomed trade deals, a central bank pivot towards accommodative policies in the U.S., and strong corporate earnings reports that were supported by a resilient economy and investments in artificial intelligence (AI).

The year began with enthusiasm but sentiment sharply reversed in April as President Trump announced sweeping “Liberation Day” tariffs on America’s trade partners ranging from 10-46%. A week later, a pause was instituted, and a universal 10% baseline tariff was enacted to allow for further negotiations. Ultimately, the U.S. negotiated a 15% tariff deal with major trade partners Japan, South Korea, and the European Union. Trade deals with the export-dependent economies of Southeast Asia were also announced at rates of 19-20%. As the year progressed, the risks from a damaging trade war faded further into the background, but the oscillating nature of tariff negotiations and a looming U.S. Supreme Court decision remain a risk.

Global central banks began to cut interest rates as soon as U.S. tariffs were announced, while the U.S. Federal Reserve (“Fed”) followed suit late in September. In total, the Fed cut the Federal Funds rate by a cumulative 75 bps to a range of 3.50-3.75% between September and December. The synchronized easing policies appear to arrive at a neutral rate for many banks, signaling fewer cuts in 2026.

We deduced some important themes about the economy from the year’s corporate earnings reports. First, consumer spending is slowing, hindered by inflation, high interest rates, and weak employment. Second, the largest technology companies reported strong earnings and accelerated their spending on AI infrastructure throughout the year. These tech giants reported accelerating demand for their AI hardware and services, which was driven by efficiency gains and product improvements.

The Fund trailed the Index in the period, driven by an overall negative stock selection effect. The Fund’s relative performance was supported by attractive stock selection within the communication services and energy sectors and a favorable underweight allocation in the utilities sector. Conversely, the Fund’s disadvantageous stock selection across the information technology, health care, and financials sectors detracted from relative performance in the period.

The top contributors to relative performance include Alphabet, NVIDIA, BAE Systems, Microsoft, and TSMC. The top detractors from relative performance include Novo Nordisk, ServiceNow, UnitedHealth, Old Dominion, and Adobe.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Sarofim Equity Fund, Retail Class	S&P 500 Index (USD) (TR)Footnote Reference*
Dec/15	$10,000	$10,000
Dec/16	$10,756	$11,196
Dec/17	$13,532	$13,640
Dec/18	$12,609	$13,042
Dec/19	$17,093	$17,149
Dec/20	$21,250	$20,304
Dec/21	$27,118	$26,132
Dec/22	$21,955	$21,399
Dec/23	$26,653	$27,025
Dec/24	$30,212	$33,786
Dec/25	$33,582	$39,827

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-727-6346 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Sarofim Equity Fund, Retail Class	11.15%	9.58%	12.88%
S&P 500 Index (USD) (TR)Footnote Reference*	17.88%	14.42%	14.82%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$78,652,428	44	$331,914	12%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
87.3%
Taiwan
3.4%
France
3.0%
Netherlands
2.8%
United Kingdom
2.2%
Canada
1.1%
Short-Term Investment
0.3%

Value	Value
Short-Term Investment	0.3%
Canada	1.1%
United Kingdom	2.2%
Netherlands	2.8%
France	3.0%
Taiwan	3.4%
United States	87.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.9%
Microsoft	8.2%
Alphabet, Cl C	7.8%
Apple	6.3%
Amazon.com	6.2%
Taiwan Semiconductor Manufacturing ADR	3.4%
Intuitive Surgical	3.2%
Mastercard, Cl A	3.1%
LVMH Moet Hennessy Louis Vuitton ADR	3.0%
Meta Platforms, Cl A	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-727-6346

  https://www.sarofim.com/u-s-mutual-funds/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-727-6346 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Sarofim Equity Fund: SRFMX

Annual Shareholder Report: December 31, 2025

SRFMX-AR-2025

(b)       Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$97,277	None	None	$93,136	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$682,400	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$26,770	None	None	$25,740	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended December 31st were $682,400 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund

SAROFIM EQUITY FUND

Annual Financials and Other Information

DECEMBER 31, 2025

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

 TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	18
Notice to Shareholders (Unaudited)	20
Other Information (Form N-CSR Items 8-11) (Unaudited)	21

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.8%
	Shares	Value
Canada — 1.1%
Industrials — 1.1%
Canadian Pacific Kansas City	11,280	$830,546
France — 3.0%
Consumer Discretionary — 3.0%
LVMH Moet Hennessy Louis Vuitton ADR	15,865	2,392,601
Netherlands — 2.8%
Information Technology — 2.8%
ASML Holding, Cl G	2,030	2,171,816
Taiwan — 3.4%
Information Technology — 3.4%
Taiwan Semiconductor Manufacturing ADR	8,830	2,683,349
United Kingdom — 2.2%
Health Care — 0.6%
AstraZeneca PLC ADR	5,000	459,650
Industrials — 1.6%
BAE Systems ADR	13,555	1,258,988
		1,718,638
United States — 87.3%
Communication Services — 10.8%
Alphabet, Cl C	19,650	6,166,170
Meta Platforms, Cl A	3,550	2,343,319
		8,509,489
Consumer Discretionary — 10.4%
Amazon.com *	21,115	4,873,764
Home Depot	2,455	844,765
Marriott International, Cl A	3,135	972,603
McDonald's	4,713	1,440,434
		8,131,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

COMMON STOCK†† — continued
	Shares	Value
United States — (continued)
Consumer Staples — 2.5%
Coca-Cola	11,087	$775,092
Philip Morris International	7,240	1,161,296
		1,936,388
Energy — 2.7%
Chevron	6,432	980,301
Enterprise Products Partners	18,170	582,530
Exxon Mobil	4,215	507,233
		2,070,064
Financials — 15.7%
Berkshire Hathaway, Cl B *	1,474	740,906
BlackRock Funding	1,820	1,948,019
CME Group, Cl A	2,755	752,335
Intercontinental Exchange	5,170	837,333
Mastercard, Cl A	4,265	2,434,803
Progressive	5,790	1,318,499
S&P Global	3,908	2,042,282
Visa, Cl A	6,480	2,272,601
		12,346,778
Health Care — 9.3%
Abbott Laboratories	8,215	1,029,257
AbbVie	3,800	868,262
Eli Lilly	1,305	1,402,458
Intuitive Surgical *	4,430	2,508,975
UnitedHealth Group	4,655	1,536,662
		7,345,614
Industrials — 5.2%
Automatic Data Processing	2,755	708,669
Broadridge Financial Solutions	2,380	531,145
Deere	1,875	872,944
Eaton	4,500	1,433,295
Verisk Analytics, Cl A	2,670	597,252
		4,143,305
Information Technology — 28.7%
Apple	18,186	4,944,046
Intuit	3,520	2,331,718
Microsoft	13,285	6,424,892
NVIDIA	37,350	6,965,775
ServiceNow *	7,090	1,086,117

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

COMMON STOCK†† — continued
	Shares	Value
United States — (continued)
Information Technology — (continued)
Texas Instruments	4,986	$865,021
		22,617,569
Materials — 1.0%
Sherwin-Williams	2,265	733,928
Real Estate — 1.0%
CoStar Group *	11,995	806,544
		68,641,245
TOTAL COMMON STOCK
(Cost $29,863,995)		78,438,195

SHORT-TERM INVESTMENT(A) — 0.3%

First American Government Obligations Fund, Cl X, 3.670% (Cost $254,838)	254,838	254,838
TOTAL INVESTMENTS— 100.1%
(Cost $30,118,833)		$78,693,033

Percentages are based on Net Assets of $78,652,428.

††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

(A)	Rate shown is the 7-day effective yield as of December 31, 2025.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2025, all of the Fund’s investments were Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $30,118,833)	$78,693,033
Dividends Receivable	34,983
Tax Reclaim Receivable	6,486
Prepaid Expenses	18,159
Total Assets	78,752,661
Liabilities:
Audit Fees Payable	29,811
Payable due to Adviser	20,969
Legal Fees Payable	13,713
Payable due to Administrator	8,493
Transfer Agent Fees Payable	6,971
Chief Compliance Officer Fees Payable	2,422
Payable due to Trustees	345
Other Accrued Expenses	17,509
Total Liabilities	100,233
Commitments and Contingencies†
Net Assets	$78,652,428
Net Assets Consist of:
Paid-in Capital	$23,931,787
Total Distributable Earnings	54,720,641
Net Assets	$78,652,428
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,624,453
Net Asset Value, Offering and Redemption Price Per Share*	$11.87

*	Redemption price per share may vary depending on the length of time Shares are held.

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
FOR THE YEAR ENDED
DECEMBER 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,032,145
Less: Foreign Taxes Withheld	(25,745)
Total Investment Income	1,006,400
Expenses:
Investment Advisory Fees	462,974
Administration Fees	100,176
Trustees' Fees	19,294
Chief Compliance Officer Fees	9,700
Legal Fees	45,551
Transfer Agent Fees	30,415
Audit Fees	30,265
Registration and Filing Fees	25,983
Printing Fees	17,304
Custodian Fees	5,472
Other Expenses	32,923
Total Expenses	780,057
Less:
Waiver of Investment Advisory Fees	(131,060)
Net Expenses	648,997
Net Investment Income	357,403
Net Realized Gain on Investments	24,053,962
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,797,470)
Net Realized and Unrealized Gain on Investments	9,256,492
Net Increase in Net Assets Resulting from Operations	$9,613,895

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Operations:
Net Investment Income	$357,403	$544,863
Net Realized Gain	24,053,962	17,187,899
Net Change in Unrealized Appreciation (Depreciation)	(14,797,470)	(3,897,495)
Net Increase in Net Assets Resulting from Operations	9,613,895	13,835,267
Distributions:	(22,052,856)	(17,413,971)
Capital Share Transactions:
Issued	385,278	51,663
Reinvestment of Dividends and Distributions	9,902,773	8,389,345
Redeemed	(20,642,960)	(7,536,931)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,354,909)	904,077
Total Decrease in Net Assets	(22,793,870)	(2,674,627)
Net Assets:
Beginning of Year	101,446,298	104,120,925
End of Year	$78,652,428	$101,446,298
Share Transactions:
Issued	24,648	3,185
Reinvestment of Dividends and Distributions	832,389	583,401
Redeemed	(1,430,578)	(467,605)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(573,541)	118,981

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Years

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net Asset Value, Beginning of Year	$14.09	$14.71	$13.48	$18.10	$15.39
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06	0.08	0.12	0.11	0.10
Net Realized and Unrealized Gain (Loss)	1.51	1.93	2.74	(3.55)	4.12
Total from Investment Operations	1.57	2.01	2.86	(3.44)	4.22
Dividends and Distributions:
Net Investment Income	(0.06)	(0.09)	(0.12)	(0.11)	(0.10)
Net Realized Gains	(3.73)	(2.54)	(1.51)	(1.07)	(1.41)
Total Dividends and Distributions	(3.79)	(2.63)	(1.63)	(1.18)	(1.51)
Net Asset Value, End of Year	$11.87	$14.09	$14.71	$13.48	$18.10
Total Return †	11.15%	13.35%	21.40%	(19.04)%	27.61%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$78,652	$101,446	$104,121	$94,775	$129,785
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.84%	0.78%	0.80%	0.80%	0.76%
Ratio of Net Investment Income to Average Net Assets	0.39%	0.50%	0.84%	0.72%	0.56%
Portfolio Turnover Rate	12%	13%	6%	7%	3%

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the Sarofim Equity Fund (the “Fund”). The Fund is diversified and its investment objective is to seek long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal. The financial statements of the remaining funds of the Trust are presented separately. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in the U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official  Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax benefits. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax  reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 90 days. For the year ended December 31, 2025 and year ended December 31, 2024, there were no redemption fees retained by the Fund. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective  which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended December 31, 2025, the Fund was charged $100,176 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Fayez Sarofim & Co. (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets until April 30, 2026. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 0.70% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

At December 31, 2025, the amount the Adviser may seek as recapture of previously waived fees and reimbursed expenses is as follows:

Period Ending	Subject to Repayment until June 30,	Amount
01/01/2023-12/31/2023	2026	$105,151
01/01/2024-12/31/2024	2027	81,779
01/01/2025-12/31/2025	2028	131,060
		$317,990

6.	Investment Transactions:

For the year ended December 31, 2025, the Fund made purchases of $10,749,520 and sales of $42,743,890 in investment securities other than long-term U.S. Government and short-term securities. For the year ended December 31, 2025, there were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ  significantly from distributions during such period. These book/tax differences may be temporary or permanent. The following permanent differences are primarily attributable to reclass of distributions and partnership.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$388,268	$21,664,588	$22,052,856
2024	598,543	16,815,428	17,413,971

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$6,317,730
Unrealized Appreciation	48,522,043
Post-October Losses	(119,118)
Other Temporary Differences	(14)
Total Distributable Earnings	$54,720,641

Post-October capital and specified losses are losses realized on the investment transactions from November 1, 2025 through December 31, 2025 that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sale and partnership adjustments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Fund at December 31, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$30,170,990	$48,880,123	$(358,080)	$48,522,043

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

The Fund did not pay any federal or state and local income taxes. The Fund paid income taxes in foreign jurisdictions for the year ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

Income Taxes by Foreign Jurisdiction:
Denmark	$5,453
France	9,875
Netherlands	2,789
Taiwan	6,678
Other*	1,047
Total Income Taxes Paid, Net of Refunds	$25,842

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

8.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs"), which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region  will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign issuers than is available about domestic issuers. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. The U.S.-based multinational companies in which the Fund invests may also be subject to certain of the risks associated with investing in foreign companies.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Sector Risk — The Fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Investment Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles. Additionally, by focusing on large capitalization, high quality stocks, the Fund may underperform funds that invest in the stocks of  lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

9.	Concentration of Shareholders:

At December 31, 2025, 34% of total shares outstanding were held by one unaffiliated shareholder and 12% of total shares outstanding were held by one affiliated shareholder.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12.	Subsequent Events:

The Fund has been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of Sarofim Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sarofim Equity Fund (one of the funds constituting The Advisors’ Inner Circle Fund, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 25, 2026

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

We have served as the auditor of one or more investment companies in Fayez Sarofim & Company since 2014.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2025, the Fund is designating the following items with regard to distributions paid during the period.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest (3)
98.24%	1.76%	100.00%	100.00%	100.00%	0.00%

Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)	Qualifying Business Income(6)
0.00%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividend” and is reflected as a percentage of short- term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
DECEMBER 31, 2025

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Sarofim Equity Fund

P.O. Box 588

Portland, ME 04112

1-855-727-6346

Adviser:

Fayez Sarofim & Co.

Two Houston Center

909 Fannin Street, Suite 2907

Houston, TX 77010

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

SAR-AR-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Advisors’ Inner Circle Fund

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	March 6, 2026

By	(Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	March 6, 2026